Debt Securities in Issue	6 Months Ended
Jun. 30, 2024
Debt Securities In Issue [Abstract]
Debt Securities in Issue	20. DEBT SECURITIES IN ISSUE

	30 June 2024	31 December 2023
	£m	£m
Medium-term notes	10,725	13,524
Euro €35bn Global Covered Bond Programme	16,911	15,000
US $20bn Commercial Paper Programmes	2,968	2,761
Certificates of deposit	1,397	1,530
Credit linked notes	387	194
Securitisation programmes	3,526	2,769
	35,914	35,778